SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 15      -        SHAREHOLDERS’ EQUITY

A.	Description of Ordinary Shares

As of December 31, 2019, Tower had 150 million authorized ordinary shares, par value NIS 15.00 each, of which approximately 106.8 million were outstanding. Holders of ordinary shares are entitled to participate equally in the payment of cash dividends and bonus share (stock dividend) distributions and, in the event of the liquidation of Tower, in the distribution of assets after satisfaction of liabilities to creditors. Each ordinary share is entitled to one vote on all matters to be voted on by shareholders.

B.	Equity Incentive Plans

(1)	General

The Company has granted to its employees and directors options and Restricted Stock Units (“RSUs”) to purchase ordinary shares under several share incentive plans adopted by the Company. The particular provisions of each plan and grant vary as to vesting period, exercise price, exercise period and other terms. Generally, (i) the exercise price of options will not be lower than the nominal value of the shares and will equal either

(2)	Tower’s 2013 Share Incentive Plan (the "2013 Plan")

the closing market price of the ordinary shares immediately prior to the date of grant, or in relation to grants made from September 2013, an average of the closing price during the thirty trading days immediately prior to the date of grant; (ii) vesting is over a one to four year period according to defined vesting schedules, and for performance RSUs include financial performance targets; and (iii) options are not exercisable beyond seven or ten years from the grant date, as applicable.

Except for those share incentive plans described below, as of December 31, 2019 and December 31, 2018, respectively, there were approximately 25 thousand and 26 thousand, respectively, options outstanding under the Company’s other share incentive plans (the "Old Plans”). No further options may be granted under the Old Plans.

In 2013, the Company adopted a share incentive plan for directors, officers and employees of the Company which in 2019 was extended to include also third party service providers (“2013 Plan”). Options granted under the 2013 Plan bear an exercise price, which equals an average of the closing price during the thirty trading days immediately prior to the date of grant, vest over up to a three-year period and are not exercisable beyond seven years from the grant date.

Under the 2013 Plan, the Company granted, in 2019 and 2018, a total of 1.16 million and 0.98 million, respectively, of RSUs, to its employees and directors (including the below described grants to the CEO and Chairman), with vesting over up to a three-year period. The Company measures compensation expenses of the RSUs based on the closing market price of the ordinary shares immediately prior to the date of grant and amortizes it over the applicable vesting period taking in consideration compliance with performance criteria, if any.

In June 2019, the Company's shareholders approved the grant of the following RSUs to the Company's CEO and members of the Board of Directors under the 2013 Plan: (i) 129 thousand time vested RSUs and 129 thousand performance based RSUs to the CEO, which RSUs will vest linearly over a three-year period, 33% at the end of each year of the three years following the grant date, for a compensation value of $3,900; (ii) 20 thousand time vested RSUs to the chairman of the Board of Directors (“the Chairman”) for a total compensation value of $300, to vest linearly over a three-year. period, 33% at the end of each year of the three years following the grant date; and (iii) 5 thousand time vested RSUs to each of the 8 members of the Board of Directors (other than to the Chairman and the CEO), for an aggregate compensation value of $600, vesting over a two-year period, with 50% vesting at the end of the first anniversary of the date of grant and 50% on the second anniversary of the date of grant.

In July 2018, the Company's shareholders approved the grant of the following RSUs to the Company's CEO and members of the Board of Directors under the  2013 Plan: (i) 107 thousand time vested RSUs and 72 thousand performance based RSUs to the CEO, which RSUs will vest linearly over a three-year period, 33% at the end of each year of the three years following the grant date, for a compensation value of $3,900; and, in addition, 50 thousand performance based RSUs vesting over three years, with 65% vesting at the first anniversary of the grant, an additional 25% at the second anniversary and the remaining portion at the third anniversary for an additional compensation value of $1,100; (ii) 14 thousand time vested RSUs to the Chairman for a total compensation value of $300, to vest linearly over a three-year period, 33% at the end of each year of the three years following the grant date; and (iii) 3 thousand time vested RSUs to each of the 8 members of the Board of Directors (other than to the Chairman and the CEO), for an aggregate compensation value of $600, vesting over a two-year period, with 50% vesting at the end of the first anniversary of the date of grant and 50% on the second anniversary of the date of grant.

In June 2017, the Company’s shareholders approved the following equity awards to the Company’s CEO, chairman of the Board and board directors under the 2013 Plan: (i) 85 thousand time vested RSUs and 97 thousand performance-based RSUs to the CEO, for a total compensation value of $4,500; (ii) 12 thousand time vested RSUs to the chairman of the board of directors for a total compensation value of $300; and (iii) 3 thousand time vested RSUs to each of the members of the board of directors (other than to the Chairman and the CEO), for a total compensation value of $600.

As of December 31, 2019, approximately 318 thousand options and approximately 2.0 million RSUs were outstanding under the 2013 Plan. As of December 31, 2018, approximately 483 thousand options and approximately 1.6 million RSUs were outstanding under the 2013 Plan. Further grants may be approved subject to compensation committee, board of directors and shareholders’ approval, as may be required by law.

(3)	Summary of the Status of all the Company’s Employees’ and Directors’ Share Incentive Plans

i. Share Options awards:

	2019		2018		2017
	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price
Outstanding as of beginning of year	508,493	$9.58	580,185	$9.64	2,278,089	$9.92
Granted	--		--	--	--	--
Exercised	(163,375)	11.28	(70,271)	10.19	(1,611,489)	9.27
Terminated	(667)	9.90	(921)	9.82	(77,292)	25.89
Forfeited	(1,000)	4.42	(500)	4.42	(9,123)	8.06
Outstanding as of end of year	343,451	8.79	508,493	9.58	580,185	9.64
Options exercisable as of end of year	343,451	8.79	485,579	$9.46	459,662	$8.51

ii. RSU awards:

	2019		2018		2017
	Number of RSU	Weighted Average Fair Value	Number of RSU	Weighted Average Fair Value	Number of RSU	Weighted Average Fair Value
Outstanding as of beginning of year	1,599,296	$22.27	1,245,889	$21.29	1,009,184	$14.62
Granted	1,159,881	18.06	977,667	20.80	818,856	24.88
Converted	(484,665)	23.91	(602,423)	17.86	(553,241)	14.71
Forfeited	(260,899)	21.19	(21,837)	22.11	(28,910)	16.42
Outstanding as of end of year	2,013,613	$19.13	1,599,296	$22.27	1,245,889	$21.29

(4)	Summary of Information about Employees’ Share Incentive Plans

The following table summarizes information about employees’ share options outstanding as of December 31, 2019:

Outstanding				Exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$4.42 - 17.25	343,451	1.78	$8.79	343,451	$8.79

	Year ended December 31,
	2019	2018	2017
The intrinsic value of options exercised	$1,824	$1,416	$26,031
The original fair value of options exercised	$665	$302	$7,202

	Year ended December 31,
	2019	2018	2017
The intrinsic value of converted RSUs	$8,207	$15,840	$12,996
The original fair value of converted RSUs	$11,588	$10,761	$8,138

Stock-based compensation expenses were recognized in the Statement of Operations as follows:

	Year ended December 31,
	2019	2018	2017
Cost of goods	$4,529	$3,141	$3,084
Research and development, net	2,900	2,533	2,555
Marketing, general and administrative	7,119	6,987	6,010
Total stock-based compensation expense	$14,548	$12,661	$11,649

C.	Israeli Bank’s Capital Notes

During the first quarter of 2019, approximately 1.2 million ordinary shares were issued following the conversion of the last remaining capital notes. As a result, as of December 31, 2019 no capital notes were outstanding.

D.	Treasury Stock

During 1999 and 1998, the Company funded the purchase by a trustee of an aggregate of approximately 87 thousand Tower’s ordinary shares. These shares are classified as treasury shares.

E.	Dividend Restriction

Tower is subject to limitations under Series G Debentures indenture, which enables distribution of dividends subject to satisfying certain financial ratios.